OTHER INCOME (LOSS), NET	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
OTHER INCOME (LOSS), NET
7. OTHER (LOSS) INCOME, NET

Other income (loss), net for the years ended December 31, 2019 and 2018 includes the following:

	Year ended December 31, 2019	Year ended December 31, 2018
Loss on disposal of plant and equipment and mining interest	($4,983)	($2,017)
Change in fair value of warrant investments (note 12)	(18)	(10,892)
Foreign exchange (loss) gain, net	(16,208)	16,902
Other income	2,392	1,137
Other (loss) income, net	($18,817)	$5,130